UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          02/04/11
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $123,045,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      345     4000 SH       SOLE                                       4000
ADVANCED AUTO PARTS            COM              00751Y106      807    12200 SH       SOLE                                      12200
AGILENT TECHNOLOGIES INC       COM              00846U101     4139    99900 SH       SOLE                                      99900
ALCOA INC COM                  COM              013817101      347    22568 SH       SOLE                                      22568
AMERICAN EAGLE OUTFITTERS      COM              02553E106      781    53400 SH       SOLE                                      53400
AMGEN INC                      COM              031162100     3387    61700 SH       SOLE                                      61700
ANADARKO PETROLEUM CORP        COM              032511107      570     7482 SH       SOLE                                       7482
AON CORP                       COM              037389103     3014    65500 SH       SOLE                                      65500
ASTORIA FINANCIAL CORP         COM              046265104      797    57320 SH       SOLE                                      57320
AT&T INC                       COM              00206R102     2136    72714 SH       SOLE                                      72714
BALL CORP                      COM              058498106     5784    85000 SH       SOLE                                      85000
BANK OF AMERICA CORP           COM              060505104     1287    96507 SH       SOLE                                      96507
BANK OF NEW YORK MELLON CORP   COM              064058100     2603    86200 SH       SOLE                                      86200
BECTON DICKINSON & CO          COM              075887109     2197    25990 SH       SOLE                                      25990
CENOVUS ENERGY INC             COM              15135U109      732    22035 SH       SOLE                                      22035
CHEVRON CORP                   COM              166764100     4353    47704 SH       SOLE                                      47704
CISCO SYSTEMS INC              COM              17275R102     1993    98500 SH       SOLE                                      98500
CIT GROUP INC                  COM              125581801     1988    42200 SH       SOLE                                      42200
CITIGROUP INC                  COM              172967101      201    42419 SH       SOLE                                      42419
COMPUTER SCIENCES CORP         COM              205363104      779    15700 SH       SOLE                                      15700
CONOCOPHILLIPS                 COM              20825C104      558     8200 SH       SOLE                                       8200
CONSOL ENERGY INC              COM              20854P109     2944    60400 SH       SOLE                                      60400
CROWN HOLDINGS INC.            COM              228368106     5812   174125 SH       SOLE                                     174125
CSX CORP                       COM              126408103      246     3800 SH       SOLE                                       3800
DEVON ENERGY CORP              COM              25179M103      228     2900 SH       SOLE                                       2900
DIAGEO PLC-SPON ADR            COM              25243Q205     2334    31400 SH       SOLE                                      31400
DIRECTV GROUP INC (THE)        COM              25490A101     3977    99600 SH       SOLE                                      99600
DRESSER-RAND GROUP INC         COM              261608103     4345   102030 SH       SOLE                                     102030
EBAY INC                       COM              278642103     2719    97700 SH       SOLE                                      97700
ENCANA CORP                    COM              292505104      602    20671 SH       SOLE                                      20671
ENSCO INTERNATIONAL INC        COM              26874Q100      432     8100 SH       SOLE                                       8100
FRANKLIN RESOURCES INC         COM              354613101     2650    23828 SH       SOLE                                      23828
FREEPORT-MCMORAN COPPER        COM              35671D857     2546    21200 SH       SOLE                                      21200
GENERAL DYNAMICS               COM              369550108     1561    22000 SH       SOLE                                      22000
HAMPTON ROADS BANKSHARES INC   COM              409321106       27    52698 SH       SOLE                                      52698
HEWLETT-PACKARD CO             COM              428236103     2406    57150 SH       SOLE                                      57150
HUDSON CITY BANCORP INC        COM              443683107     2589   203200 SH       SOLE                                     203200
IBM CORPORATION                COM              459200101     3211    21878 SH       SOLE                                      21878
JPMORGAN CHASE & CO            COM              46625H100     3840    90527 SH       SOLE                                      90527
KIMBERLY-CLARK CORP            COM              494368103     1015    16100 SH       SOLE                                      16100
LOCKHEED MARTIN                COM              539830109      245     3500 SH       SOLE                                       3500
MACY'S INC                     COM              55616P104     2234    88300 SH       SOLE                                      88300
MCDONALDS CORP                 COM              580135101      929    12100 SH       SOLE                                      12100
MICROSOFT CORP COM             COM              594918104     2894   103658 SH       SOLE                                     103658
MORGAN STANLEY                 COM              617446448     1765    64868 SH       SOLE                                      64868
NAVISTAR INTERNATIONAL         COM              63934E108     3162    54600 SH       SOLE                                      54600
NORTHROP GRUMMAN CORP          COM              666807102      473     7300 SH       SOLE                                       7300
OLIN CORP                      COM              680665205      390    19000 SH       SOLE                                      19000
PACKAGING CORP OF AMERICA      COM              695156109     2829   109500 SH       SOLE                                     109500
PRECISION CASTPARTS CORP       COM              740189105     4943    35506 SH       SOLE                                      35506
SEAGATE TECHNOLOGY             COM              G7945M107      403    26800 SH       SOLE                                      26800
SHIRE PLC-ADR                  COM              82481R106     2302    31800 SH       SOLE                                      31800
SPDR GOLD TRUST                COM              78463V107      644     4644 SH       SOLE                                       4644
STATE STREET CORP              COM              857477103     3374    72800 SH       SOLE                                      72800
TECK RESOURCES LTD-CLS B       COM              878742204     1317    21300 SH       SOLE                                      21300
TEEKAY CORPORATION             COM              Y8564W103     3081    93150 SH       SOLE                                      93150
TEMPLE-INLAND INC              COM              879868107      610    28740 SH       SOLE                                      28740
THE SHERWIN-WILLIAMS CO        COM              824348106     2236    26700 SH       SOLE                                      26700
THE TRAVELERS COS INC          COM              89417E109     1794    32200 SH       SOLE                                      32200
US BANCORP                     COM              902973304     1767    65527 SH       SOLE                                      65527
VALSPAR CORP                   COM              920355104     3031    87900 SH       SOLE                                      87900
WELLS FARGO & CO               COM              949746101      339    10927 SH       SOLE                                      10927